Note 9 - Inventories	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]
9.	Inventories:
  The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2016
Lubricants	381	542
Consumable stores	21	41
Total	402	583